LOCAL AND FOREIGN CURRENCY - Non-Current Assets (Details) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
NON-CURRENT ASSETS
Other financial assets	$ 97,362,295	$ 74,259,085
Other non-financial assets	34,977,264	47,394,345
Trade and other receivables	1,270,697	2,395,851
Accounts receivable from related parties	74,340	156,492
Investments accounted for under the equity method	102,410,945	86,809,069	$ 77,197,781	$ 54,190,546
Intangible assets other than goodwill	668,822,553	663,272,878	680,996,062
Goodwill	117,229,173	93,598,217	102,919,505	95,835,936
Property, plant and equipment	710,770,968	659,750,499	666,150,885	$ 640,529,872
Deferred income tax assets		3,212,981
Total Non-Current Assets	1,732,918,235	1,630,849,417	$ 1,646,367,350
Dollar
NON-CURRENT ASSETS
Other non-financial assets	22,917
Intangible assets other than goodwill	4,960,399	3,959,421
Property, plant and equipment		190,365
Total Non-Current Assets	4,983,316	4,149,786
Euros
NON-CURRENT ASSETS
Property, plant and equipment	381,732	5,362,096
Total Non-Current Assets	381,732	5,362,096
Unidad de fomento
NON-CURRENT ASSETS
Other non-financial assets	314,283
Trade and other receivables	1,204,097	2,335,322
Total Non-Current Assets	1,518,380	2,335,322
Chilean pesos
NON-CURRENT ASSETS
Other financial assets		2,212,688
Other non-financial assets	47,532	395,857
Accounts receivable from related parties	74,340	156,492
Investments accounted for under the equity method	50,136,221	33,789,538
Intangible assets other than goodwill	306,508,710	307,165,028
Goodwill	9,523,767	9,523,767
Property, plant and equipment	271,625,978	271,391,436
Total Non-Current Assets	637,916,548	624,634,806
Brazilian Real
NON-CURRENT ASSETS
Other financial assets	87,446,661	63,531,839
Other non-financial assets	32,070,120	45,334,405
Investments accounted for under the equity method	52,274,724	53,019,531
Intangible assets other than goodwill	182,657,545	188,401,129
Goodwill	72,059,356	72,488,336
Property, plant and equipment	252,674,783	240,781,729
Total Non-Current Assets	679,183,189	663,556,969
Argentine Pesos
NON-CURRENT ASSETS
Other financial assets	9,915,634	8,514,558
Other non-financial assets	2,315,682	1,626,255
Trade and other receivables	90	2,193
Intangible assets other than goodwill	2,101,571	922,226
Goodwill	28,318,129	4,672,971
Property, plant and equipment	117,532,176	77,580,966
Deferred income tax assets		3,212,981
Total Non-Current Assets	160,183,282	96,532,150
Paraguayan Guaran
NON-CURRENT ASSETS
Other non-financial assets	206,730	37,828
Trade and other receivables	66,510	58,336
Intangible assets other than goodwill	172,594,328	162,825,074
Goodwill	7,327,921	6,913,143
Property, plant and equipment	68,556,299	64,443,907
Total Non-Current Assets	$ 248,751,788	$ 234,278,288